Property and equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Cost	$ 1,701	$ 1,569
Accumulated amortization	961	758
Net book value	740	811
Laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	625	625
Accumulated amortization	598	542
Net book value	27	83
Production equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	96	96
Accumulated amortization	30	16
Net book value	66	80
Software [Member]
Property, Plant and Equipment [Line Items]
Cost	152	110
Accumulated amortization	57	46
Net book value	95	64
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	240	200
Accumulated amortization	149	111
Net book value	91	89
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	399	416
Accumulated amortization	70	30
Net book value	329	386
Furniture and office equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	189	122
Accumulated amortization	57	13
Net book value	$ 132	$ 109